OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response...........10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933

Commonwealth Cash Reserve Fund, Inc.
(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
(Address of principal executive offices) (Zip code)

CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:  June 30

Date of reporting period:  Quarter ended 3/31/07 .

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.

CCRF Prime Portfolio
Schedule of Investments
March 31, 2007			Face
(Unaudited)			Amount	Value
CERTIFICATES OF DEPOSIT (50.93%)
Bank of America
	5.30%	5/4/07	$8,000,000	$8,000,000
Barclays Bank
	5.31%	4/4/07	3,000,000	3,000,004
	5.31%	4/16/07	7,000,000	7,000,000
BNP Paribas NY
	5.25%	8/8/07	10,000,000	10,002,444
Calyon North America, Inc.
	5.40%	6/4/07	3,000,000	3,000,000
Charter One Bank NA.
	5.31%	6/18/07	8,000,000	8,000,000
Citibank NA
	5.28%	6/7/07	10,000,000	10,000,000
Credit Suisse First Boston
	5.31%	5/7/07	3,000,000	3,000,000
	5.10%	6/12/07	7,000,000	7,000,082
DEPFA Bank
	5.29%	6/8/07	10,000,000	10,000,000
Deutsche Bank (NY)
	5.35%	8/6/07	4,000,000	4,000,000
	5.40%	1/9/08	5,000,000	5,000,000
Fortis Bank (NY)
	*5.26%	5/29/07	7,000,000	6,999,769
Rabobank (NY)
	5.29%	6/1/07	10,000,000	9,999,797
Svenska Handelsbanken
	5.28%	4/9/07	10,000,000	10,000,000
Total Certificates of Deposit				105,002,096
CORPORATE NOTES (4.25%)
JP Morgan Chase
	5.30%	5/30/07	8,768,000	8,765,983
Total Corporate Notes				8,765,983
ASSET-BACKED COMMERCIAL PAPER (12.09%)
Amstel Funding Corp.
	5.32%	4/17/07	10,000,000	9,976,622
Ranger Funding Co. LLC
	5.30%	4/30/07	6,000,000	5,974,553
Sheffield Receivable
	5.29%	4/11/07	9,000,000	8,986,850
Total Asset-Backed Commercial Paper				24,938,025
COMMERCIAL PAPER (21.33%)
Bear Stearns
	*5.51%	6/15/07	7,000,000	7,000,000
	*5.52%	10/5/07	3,000,000	3,000,000
General Electric Capital Corp.
	5.24%	4/6/07	10,000,000	9,992,736
Goldman Sachs Group
	*5.28%	4/10/07	7,000,000	7,000,000
Morgan Stanley Dean Witter
	*5.36%	4/5/07	7,000,000	7,000,000
Societe Generale (NY)
	5.31%	4/12/07	10,000,000	9,983,989
Total Commercial Paper				43,976,725

		Face
		Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.42%)
Fannie Mae Notes (Callable)
5.30%	1/8/08	$5,000,000		$5,000,000
Total U.S. Government & Agency Obligations				5,000,000
REPURCHASE AGREEMENTS (12.70%)
Bear Stearns
5.39%	4/2/07	26,180,000		26,180,000
(Dated 3/30/07, repurchase price $26,191,759, collateralized by variable rate Fannie Mae securities maturing 6/1/36 to 11/1/36, market value $20,264,731; and variable rate Freddie Mac securities maturing 2/1/36, market value $6,442,490)
Total Repurchase Agreements				26,180,000
TOTAL INVESTMENTS (103.72%)				213,862,829
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-3.72%)				(7,679,048)
NET ASSETS (100.00%)			$	$ 206,183,781
NET ASSETS CONSISTS OF:
Institutional Class Shares (applicable to 206,072,011 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)				$206,072,011
IllinoisPrime Class Shares (applicable to 111,770 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)				$111,770
* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2007.

Commonwealth Cash Reserve Fund, Inc.

CCRF Federal Portfolio
Schedule of Investments
March 31, 2007
(Unaudited)

		Face
		Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.40%)
Fannie Mae Discount Notes
5.19%	4/12/07	$1,030,000	$1,028,374
Federal Home Loan Bank Discount Notes
5.17%	4/20/07	4,010,000	3,999,101
Freddie Mac Discount Notes
5.19%	4/25/07	2,880,000	2,870,074
Total U.S. Government & Agency Obligations			7,897,549

TOTAL INVESTMENTS (100.40%)			7,897,549
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.40%)			(31,331)
NET ASSETS (100.00%)
Applicable to 7,866,218 outstanding shares of beneficial interest
(2,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$7,866,218

Commonwealth Cash Reserve Fund, Inc.

SNAP Fund
Schedule of Investments
March 31, 2007
(Unaudited)
		Face
		Amount	Value
CERTIFICATES OF DEPOSIT (50.42%)
Bank of America
5.29%	4/2/07	$44,000,000	$43,999,887
5.30%	5/4/07	50,000,000	50,000,000
Barclays (NY)
5.31%	4/4/07	100,000,000	100,000,124
5.31%	4/16/07	68,000,000	68,000,000
BNP Paribas (NY)
5.28%	4/23/07	73,000,000	72,997,413
*5.27%	7/2/07	40,000,000	39,998,456
5.25%	8/8/07	35,000,000	35,008,555
Calyon North America Inc.
5.40%	6/4/07	35,000,000	35,000,000
*5.26%	7/2/07	50,000,000	49,995,600
Charter One Bank
5.31%	6/18/07	50,000,000	50,000,000
Citibank
5.31%	4/30/07	30,000,000	30,000,000
5.30%	5/16/07	21,700,000	21,700,128
5.28%	6/7/07	100,000,000	100,000,000
Credit Suisse First Boston
5.28%	4/19/07	30,000,000	29,996,799
5.31%	5/7/07	45,000,000	45,000,000
5.10%	6/12/07	50,000,000	50,000,584
DEPFA Bank
5.32%	4/16/07	50,000,000	50,000,000
5.29%	6/8/07	100,000,000	100,000,000
Deutsche Bank (NY)
5.35%	8/6/07	28,000,000	28,000,000
5.40%	11/21/07	50,000,000	50,000,000
5.40%	1/9/08	50,000,000	50,000,000
Fortis Bank (NY)
5.28%	5/7/07	35,000,000	35,000,000
*5.26%	5/29/07	68,000,000	67,997,767
*5.27%	10/15/07	50,000,000	49,995,870
HBOS Treasury services (NY)
5.30%	4/18/07	25,000,000	25,000,055
5.35%	6/4/07	35,000,000	35,001,487
Rabobank (NY)
5.29%	6/1/07	100,000,000	99,997,974
Royal Bank of Scotland
5.26%	9/14/07	47,920,000	47,913,938
Svenska Handelsbanken
5.28%	4/9/07	50,000,000	50,000,000
Total Certificates of Deposit			1,510,604,637

CORPORATE NOTES (1.46%)
Bank of America
*5.32%	5/25/07	43,645,000	43,645,150
Total Corporate Notes			43,645,150

		Face
		Amount	Value
ASSET-BACKED COMMERCIAL PAPER (15.48%)
Amstel Funding Corp.
5.31%	4/13/07	$25,416,000	$25,371,522
5.31%	4/17/07	62,146,000	62,000,507
5.29%	4/20/07	18,235,000	18,184,378
5.32%	5/18/07	25,000,000	24,830,604
Kitty Hawk Funding
5.30%	4/16/07	33,813,000	33,738,611
Ranger Funding Co. LLC
5.30%	5/8/07	124,712,000	124,037,793
Sheffield Receivable Corp.
5.29%	4/5/07	80,000,000	79,953,200
Tulip Funding Corp.
5.28%	4/3/07	25,000,000	24,992,694
Yorktown Capital LLC
5.30%	4/27/07	46,867,000	46,688,957
5.31%	5/15/07	24,104,000	23,949,038
Total Asset-Backed Commercial Paper			463,747,304
COMMERCIAL PAPER (19.88%)
Bank of America
5.31%	5/10/07	17,000,000	16,903,497
Bear Stearns
*5.51%	6/15/07	125,000,000	125,000,000
*5.52%	10/5/07	45,000,000	45,000,000
Credit Suisse First Boston
5.30%	4/12/07	15,000,000	14,975,938
General Electric Capital Corp.
5.24%	4/6/07	19,000,000	18,986,199
Goldman Sachs Group
*5.28%	4/10/07	100,000,000	100,000,000
Morgan Stanley Dean Witter
*5.36%	4/5/07	100,000,000	100,000,000
*5.29%	7/20/07	30,000,000	30,000,000
*5.37%	10/24/07	25,000,000	25,000,000
Societe Generale (NY)
5.31%	4/12/07	50,000,000	49,919,945
5.31%	4/17/07	50,000,000	49,883,556
Toyota Motor Credit
5.24%	4/6/07	20,000,000	19,985,472
Total Commercial Paper			595,654,607
U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.67%)
Fannie Mae Notes (Callable)
5.30%	1/8/08	45,000,000	45,000,000
Federal Home Loan Bank Notes (Callable)
5.34%	4/3/07	20,000,000	20,000,000
5.55%	8/24/07	25,000,000	24,947,715
5.40%	2/25/08	30,000,000	30,000,000
Freddie Mac Notes (Callable)
5.38%	3/14/08	20,000,000	20,000,000
Total U.S. Government & Agency Obligations			139,947,715
REPURCHASE AGREEMENTS (9.03%)
Bear Stearns Co.
5.39%	4/2/07	270,640,000	270,640,000
(Dated 3/30/07, repurchase price $270,761,562, collateralized by variable rate Fannie Mae securities maturing 3/1/09 to 2/1/37, market value $201,682,764; and variable rate Freddie Mac securities maturing 4/1/16 to 2/1/37, market value $74,370,562)
Total Repurchase Agreements			270,640,000
TOTAL INVESTMENTS (100.94%)			$3,024,239,413
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.94%)			(28,245,542)
NET ASSETS (100.00%)
Applicable to 2,995,993,871 outstanding shares of beneficial interest (5,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$2,995,993,871

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2007.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*  /s/ Jeffrey A. Laine
Jeffrey A. Laine, President
Date  5/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey A. Laine
Jeffrey A. Laine, President  .
Date  5/24/2007

By (Signature and Title)*    /s/ Jeffrey A. Laine
Jeffrey A. Laine, Treasurer  .
Date  5/24/2007

* Print the name and title of each signing officer under his or her signature.